Note 12 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Trade Receivables and Other Current Receivables

The table below presents a disaggregation of trade receivables (in thousands):

	As of December 31,
	2024	2025
Trade receivables due from third-party customers	$97,290	$113,180
Trade receivables due from related parties (Note 17)	713	330
Total gross trade receivables	98,003	113,510
Allowance for expected credit losses	(5,180)	(917)
Trade receivables net of loss allowance	$92,823	$112,593

The table below presents the items of other current receivables (in thousands):

	As of December 31,
	2024	2025
Value added tax	$3,275	$4,553
Other	1,284	2,480
Total other current receivables	$4,560	$7,033

Summary of Aging of Trade Receivables

The credit loss allowance was determined as follows (in thousands, except for percentages):

		Past Due
As of December 31, 2024:	Current	<30 Days	30-60 Days	61-90 Days	>90 Days	Total
Weighted-average expected credit loss rate	0.7%	1.7%	2.6%	3.8%	80.8%	5.3%
Gross carrying amount of trade receivables	$85,973	$4,793	$1,334	$387	$5,516	$98,003
Loss allowance as of December 31, 2024	$589	$83	$35	$15	$4,459	$5,180

		Past Due
As of December 31, 2025:	Current	<30 Days	30-60 Days	61-90 Days	>90 Days	Total
Weighted-average expected credit loss rate	0.2%	0.8%	1.5%	1.8%	48.1%	0.8%
Gross carrying amount of trade receivables	$106,219	$4,722	$943	$360	$1,266	$113,510
Loss allowance as of December 31, 2025	$249	$38	$14	$6	$609	$917

Summary of Provision for Impairment of Trade Receivables

The credit loss allowance for trade receivables as of year-end reconciles to the opening loss allowance as follows (in thousands):

	Year Ended December 31,
	2024	2025
Loss allowance as of January 1	$7,677	$5,180
Write-offs	(1,982)	(4,084)
Increase (decrease) in loss allowance	(516)	(179)
Loss allowance as of December 31	$5,180	$917